Label	Element	Value
Capital Guardian Core Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001589161_SupplementTextBlock	October 29, 2014 Supplement to the Prospectus dated December 31, 2013 (as supplemented) For Capital Guardian Funds Trust (the “Trust”)
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Guardian Core Balanced Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, 25% or more of the Capital Guardian Core Balanced Fund’s total assets will consist of fixed income securities. Effective immediately, the Trust is making the following clarifications to the definition of “equity” security, as well as the definition of “fixed income” security, for the purposes of the 25% investment requirement.

Equity securities in which the Fund may invest include common stock, convertible securities, and American Depositary Receipts (“ADRs”).

The Fund’s investments in fixed income securities consist primarily of investment grade preferred stocks, corporate bonds and U.S. Government agency securities.

Please contact the Trust at 1-855-460-2838 if you have any questions.

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Please retain this supplement for future reference.